UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.0%
Bank of America N.A., 0.37%, 1/04/16	$7,000	$7,000,000
BMO Harris Bank N.A., 0.47%, 3/04/16 (a)	7,000	7,000,000
State Street Bank & Trust Co.:
0.59%, 3/29/16 (a)	12,500	12,500,000
0.46%, 6/01/16 (a)	10,000	10,000,000
Wells Fargo Bank N.A.:
0.55%, 1/06/16 (a)	6,000	6,000,000
0.52%, 1/14/16 (a)	4,000	4,000,000
0.32%, 4/01/16 (a)	15,000	15,000,000
0.57%, 10/13/16 (a)	4,000	4,000,000

		65,500,000
Yankee (b) — 15.0%
Bank of Montreal, Chicago, 0.56%, 6/01/16 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston, 0.58%, 4/08/16 (a)	5,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.38%, 1/04/16	55,000	55,000,000
Canadian Imperial Bank of Commerce, New York:
0.53%, 1/26/16 (a)	8,000	8,000,000
0.57%, 4/18/16 (a)	7,000	7,000,000
Norinchukin Bank, New York:
0.33%, 1/06/16	12,500	12,500,000
0.30%, 1/27/16	4,500	4,500,000
Rabobank Nederland N.V., New York:
0.39%, 1/11/16 (a)	5,000	5,000,000
0.41%, 1/11/16 (a)	7,000	7,000,000
0.46%, 4/11/16 (a)	5,000	5,000,000
0.53%, 5/10/16	7,000	7,000,000
0.50%, 5/12/16	15,000	15,000,000
Royal Bank of Canada, New York, 0.57%, 10/14/16 (a)	5,000	5,000,000
Standard Chartered Bank, New York, 0.37%, 1/04/16 (a)	8,000	8,000,000
Toronto Dominion Bank, New York:
0.53%, 2/25/16 (a)	10,000	10,000,000
0.50%, 5/06/16	8,000	8,000,000
0.57%, 5/19/16 (a)	15,000	15,000,000
0.60%, 5/23/16	10,000	10,000,000

		197,000,000
Total Certificates of Deposit — 20.0%		262,500,000

Commercial Paper	Par (000)	Value
Antalis S.A.:
0.37%, 1/06/16 (c)	19,120	19,119,607
0.40%, 1/06/16 (c)	10,000	9,999,778
Australia and New Zealand Banking, 0.60%, 6/03/16 (a)	10,000	10,000,000

Commercial Paper	Par (000)	Value
Bank of Nova Scotia:
0.50%, 5/04/16 (c)(d)	$5,000	$4,991,597
0.61%, 5/17/16 (c)	4,000	3,990,918
Bedford Row Funding Corp.:
0.64%, 3/24/16 (a)	12,000	12,000,000
0.60%, 4/20/16 (a)	6,000	6,000,000
0.58%, 5/12/16 (c)	7,000	6,985,452
Caisse Centrale Desjardins Du Quebec:
0.38%, 1/06/16 (c)	25,000	24,999,472
0.41%, 1/08/16 (c)	25,000	24,998,861
Caisse Des Depots Et Consignations:
0.48%, 1/14/16 (c)	15,000	14,998,000
0.35%, 1/26/16 (c)	8,000	7,998,289
Chariot Funding LLC, 0.50%, 2/25/16 (c)	10,000	9,992,778
Collateralized Commercial Paper Co. LLC:
0.50%, 3/21/16 (c)	15,000	14,983,958
0.61%, 4/19/16 (a)	5,000	5,000,000
0.62%, 4/25/16 (a)	10,000	10,000,000
Collateralized Commercial Paper II Co. LLC, 0.52%, 2/22/16 (c)	8,000	7,994,338
Commonwealth Bank of Australia:
0.53%, 3/31/16 (a)	10,000	9,999,776
0.63%, 6/24/16 (a)	10,000	10,000,000
0.49%, 7/05/16 (a)	8,000	8,000,000
CPPIB Capital Inc., 0.60%, 4/01/16 (c)	10,000	9,985,333
CRC Funding LLC, 0.50%, 2/08/16 (c)	12,000	11,994,167
Credit Suisse, New York, 0.42%, 1/04/16 (c)	10,000	10,000,000
Deutsche Telekom AG, 0.66%, 1/11/16 (c)	4,000	3,999,487
Erste Abwicklungsanstalt, 0.45%, 2/09/16 (a)	15,000	15,000,000
Fairway Finance Co. LLC, 0.65%, 4/11/16 (c)	15,000	14,973,458
HSBC Bank PLC:
0.40%, 2/05/16 (a)	10,000	10,000,000
0.65%, 6/20/16 (a)	8,000	8,000,000
Jupiter Securitization Company LLC:
0.43%, 1/13/16 (c)	9,600	9,598,968
0.50%, 2/16/16 (c)	15,000	14,991,042
Liberty Street Funding LLC, 0.59%, 3/09/16 (c)	10,000	9,989,347
Manhattan Asset Funding Co. LLC:
0.27%, 1/05/16 (c)	8,000	7,999,940
0.29%, 1/13/16 (c)	8,000	7,999,420
0.70%, 3/17/16 (c)	15,000	14,978,708
MIizuho Corporate Bank, 0.70%, 4/18/16 (c)(d)	20,000	19,959,167
National Australia Bank Ltd.:
0.59%, 2/26/16 (a)	10,000	10,000,000
0.72%, 4/21/16 (c)	17,000	16,960,545
0.62%, 6/08/16 (a)	8,000	8,000,000
Nieuw Amsterdam Receivables Corp.:
0.28%, 1/05/16 (c)	5,000	4,999,961
0.70%, 3/18/16 (c)	22,000	21,968,344
Nordea Bank AB, 0.43%, 3/02/16 (c)	15,000	14,989,729
Old Line Funding LLC, 0.44%, 1/06/16 (a)	10,000	10,000,000

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase Agreement
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	MRB	Mortgage Revenue Bonds	TAN	Tax Anticipation Notes
BAN	Bond Anticipation Notes	IDA	Industrial Development Authority	PCRB	Pollution Control Revenue Bonds	TECP	Tax Exempt Commercial Paper
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts	TRAN	Tax Revenue Anticipation Notes
		LOC	Letter of Credit	RB	Revenue Bonds	VRDN	Variable Rate Demand Notes
				ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred

BLACKROCK FUNDS	DECEMBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio

Commercial Paper	Par (000)	Value
Oversea-Chinese Banking Corp., 0.56%, 5/18/16 (a)	$10,000	$10,000,000
Sumitomo Mitsui Trust Bank Ltd., 0.38%, 2/05/16 (c)(d)	13,000	12,995,609
Thunder Bay Funding LLC:
0.47%, 1/19/16 (c)(d)	9,063	9,061,225
0.83%, 6/15/16 (c)	7,000	6,973,694
Victory Receivables Corp.:
0.28%, 1/04/16 (c)	8,000	8,000,000
0.03%, 1/05/16 (c)	6,000	5,999,950
0.30%, 1/11/16 (c)	10,000	9,999,417
0.43%, 1/21/16 (c)	15,614	15,610,830
0.45%, 2/01/16 (c)	10,000	9,996,500
Westpac Banking Corp.:
0.46%, 5/09/16 (a)	5,000	5,000,000
0.63%, 6/23/16 (a)	15,000	15,000,000
Working Capital Management:
0.27%, 1/06/16 (c)	5,000	4,999,925
0.28%, 1/08/16 (c)	8,000	7,999,751
Total Commercial Paper — 45.8%		600,077,341

Corporate Notes
ABN AMRO Bank N.V., 1.38%, 1/22/16 (d)	5,000	5,001,806
GE Capital International Funding Co., 0.96%, 4/15/16 (d)	5,000	5,006,387
LA Caisse Centrale Desjardins Du Quebec, 2.55%, 3/24/16 (d)	5,000	5,021,610
Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	14,640	14,640,773
Total Corporate Notes — 2.3%		29,670,576

Municipal Bonds (e)
New Jersey RBC Municipal Products, Inc. Trust GO Receipts Floaters Series 2015E-60 VRDN (Royal Bank of Canada LOC), 0.42%, 1/07/16 (d)(f)	11,940	11,940,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.47%, 1/07/16 (d)(f)	6,000	6,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.38%, 1/07/16	14,800	14,800,000
Tennessee Montgomery County IDRB (Hancock Tire Manufacturing Project) Series 2015A VRDN (Kookmin Bank LOC), 0.50%, 1/07/16	10,000	10,000,000
Total Municipal Bonds — 3.3%		42,740,000

Time Deposits	Par (000)	Value
Credit Agricole Corporate & Invest, 0.25%, 1/04/16	23,000	23,000,000
ING Bank N.V. (Amsterdam Branch), 0.37%, 1/05/16	7,000	7,000,000
Natixis S.A., 0.26%, 1/04/16	35,000	35,000,000
Total Time Deposits — 5.0%		65,000,000

Closed-End Investment Companies (d)(e)	Par (000)	Value
California — 1.7%
Nuveen California Dividend Advantage Municipal Fund Series 2014-4 VRDP (Royal Bank of Canada Liquidity Facility), 0.09%, 1/07/16	$10,000	$10,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 1/07/16	3,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 1/07/16	10,000	10,000,000
New York — 0.6%
Nuveen New York AMT-Free Municipal Income Fund Series 2013-2 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 1/07/16	7,600	7,600,000
Total Closed-End Investment Companies — 2.3%		30,600,000

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank Discount Notes: (c)
0.08%, 1/07/16	91,000	90,999,393
0.01%, 1/13/16	25,000	24,998,656
0.22%, 1/13/16	25,000	24,999,375
Total U.S. Government Sponsored Agency Obligations — 10.8%		140,997,424

U.S. Treasury Obligations
U.S. Treasury Bills, 0.03%, 1/07/16 (c)	25,000	24,999,931
U.S. Treasury Notes, 0.31%, 10/31/16 (a)	16,195	16,195,009
Total U.S. Treasury Obligations — 3.1%		41,194,940

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.77%, 1/04/16 (e) (Purchased on 2/06/15 to be repurchased at $4,000,344, collateralized by corporate/debt obligation, 5.00% due at 11/27/45, original par and fair value of $5,455,000 and $4,803,348, respectively)	4,000	4,000,000
Credit Suisse Securities (USA) LLC, 0.47%, 1/04/16 (a) (Purchased on 9/10/14 to be repurchased at $15,261,797, collateralized by corporate/debt obligation, 5.00% due at 11/27/45, original par and fair value of $20,800,000 and $18,315,242, respectively)	15,261	15,261,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $23,118,591)		19,261,000
Mizuho Securities USA, Inc., 0.27%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $48,533,456, collateralized by various U.S. Agency obligations (GNMA), 1.47% to 6.41% due from 11/16/41 to 10/20/65, aggregate original par and fair value of $448,150,226 and $52,609,648, respectively)	48,532	48,532,000

2	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc.,
1.53%, 1/01/16 (e) (Purchased on 8/17/15 to be repurchased at $15,002,551, collateralized by various corporate/debt obligations, 0.64% to 0.73% due from 7/25/36 to 3/25/37, aggregate original par and fair value of $84,681,789 and $18,000,000, respectively)	$15,000	$15,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $70,609,648)		63,532,000
Wells Fargo Securities LLC,
0.55%, 1/08/16 (Purchased on 10/08/15 to be repurchased at $8,011,244, collateralized by various corporate/debt obligations, 3.00% to 6.25% due from 1/15/16 to 7/15/25, aggregate original par and fair value of $8,188,000 and $8,400,386, respectively)	8,000	8,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC,
0.49%, 2/02/16 (Purchased on 11/03/15 to be repurchased at $4,004,954, collateralized by various corporate/debt obligations, 3.40% to 4.25% due from 12/15/24 to 12/06/42, aggregate original par and fair value of $4,448,000 and $4,200,318, respectively)	$4,000	$4,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $12,600,704)		12,000,000
Total Repurchase Agreements — 7.2%		94,793,000
Total Investments (Cost — $1,307,573,281*) — 99.8%		1,307,573,281
Other Assets Less Liabilities — 0.2%		2,600,787

Net Assets — 100.0%		$1,310,174,068

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,307,573,281	—	$1,307,573,281
[1] See above Schedule of Investments for values in each security type.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2015	3

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.07%, 1/07/16	$15,000	$14,999,912
0.08% - 0.25%, 2/11/16	13,300	13,297,544
0.13% - 0.22%, 2/18/16	7,810	7,808,415
0.20%, 2/25/16	10,990	10,986,838
0.28%, 3/17/16	8,000	7,995,458
0.11%, 3/31/16	2,000	1,999,493
0.08%, 4/07/16	2,000	1,999,608
0.34%, 5/19/16	5,000	4,993,672
0.52% - 0.54%, 6/09/16	13,000	12,969,843
0.59%, 6/16/16	8,000	7,978,680
0.55%, 6/30/16	3,215	3,206,257
U.S. Treasury Notes:
0.38%, 1/15/16	14,435	14,435,882
0.25% - 2.63%, 2/29/16	16,946	16,989,725
2.38%, 3/31/16	3,955	3,975,202
0.25%, 4/15/16	8,000	7,996,575
0.25%, 5/15/16	5,035	5,035,755
3.25%, 5/31/16	2,700	2,732,773
0.31%, 10/31/16 (b)	10,456	10,454,494
0.34%, 1/31/17 (b)	4,174	4,174,072
0.33%, 4/30/17 (b)	11,809	11,808,383
0.34%, 7/31/17 (b)	4,095	4,093,318
0.43%, 10/31/17 (b)	7,000	7,000,150
Total U.S. Treasury Obligations — 43.0%		176,932,049

Repurchase Agreements
BNP Paribas Securities Corp.,
0.29%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $40,001,289, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 12/31/17 to 5/15/41, aggregate original par and fair value of $47,444,998 and $40,800,000, respectively)	40,000	40,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $40,800,000)		40,000,000
Citigroup Global Markets, Inc.,
0.32%, 1/05/16 (Purchased on 12/31/15 to be repurchased at $6,000,267, collateralized by U.S. Treasury obligation, 2.00% due at 9/30/20, original par and fair value of $6,032,200 and $6,120,013, respectively)	6,000	6,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $6,120,013)		6,000,000
HSBC Securities (USA), Inc.,
0.27%, 1/04/16 (b) (Purchased on 1/27/14 to be repurchased at $20,000,600, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/22 to 5/15/41, aggregate original par and fair value of $43,267,875 and $20,402,639, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $20,402,639)		20,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC,
0.32%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $40,001,422, collateralized by U.S. Treasury obligation, 1.38% due at 8/31/20, original par and fair value of $41,320,000 and $40,801,789, respectively)	$40,000	$40,000,000
Total Value of JPMorgan Securities LLC (collateral value of $40,801,789)		40,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.29%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $22,144,714, collateralized by U.S. Treasury obligation, 1.38% due at 2/29/20, original par and fair value of $22,768,400 and $22,586,902, respectively)	22,144	22,144,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $22,586,902)		22,144,000
Morgan Stanley & Co. LLC,
0.27%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $33,000,990, collateralized by U.S. Treasury obligation, 1.88% due at 9/30/17, original par and fair value of $33,049,800 and $33,660,002, respectively)	33,000	33,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $33,660,002)		33,000,000
RBC Capital Markets LLC,
0.26%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $30,000,867, collateralized by various U.S. Treasury obligations, 0.00% to 2.63% due from 9/30/17 to 11/15/26, aggregate original par and fair value of $30,261,800 and $30,600,072, respectively)	30,000	30,000,000
Total Value of RBC Capital Markets LLC (collateral value of $30,600,072)		30,000,000
TD Securities (USA), Inc.,
0.32%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $43,001,529, collateralized by U.S. Treasury obligation, 0.00% due at 6/09/16, original par and fair value of $43,941,100 and $43,860,029, respectively)	43,000	43,000,000
Total Value of TD Securities (USA), Inc. (collateral value of $43,860,029)		43,000,000
Total Repurchase Agreements — 56.9%		234,144,000
Total Investments (Cost — $411,076,049*) — 99.9%		411,076,049
Other Assets Less Liabilities — 0.1%		255,057

Net Assets — 100.0%		$411,331,106

4	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$411,076,049	—	$411,076,049
[1] See above Schedule of Investments for values in each security type.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2015	5

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2007 VRDN, 0.06%, 1/07/16 (a)	$410	$410,000
Arizona — 4.8%
Phoenix IDA Healthcare Facilities Revenue RB (Mayo Clinic Project) Series 2014B VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 1/04/16 (a)	3,200	3,200,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.02%, 1/07/16 (a)	1,800	1,800,000

		5,000,000
California — 1.3%
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0152 VRDN (Bank of America N.A. Liquidity Facility), 0.05%, 1/07/16 (a)(b)(c)	830	830,000
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.09%, 1/07/16 (a)(b)(c)	505	505,000

		1,335,000
District of Columbia — 0.7%
District of Columbia Housing Finance Agency Multi-Family RB (Variable Park 7 Benning Project) Series 2012 VRDN ( Freddie Mac LOC), 0.02%, 1/07/16 (a)	100	100,000
District of Columbia Water & Sewer Authority Public Utility RB (Financial Guarantee Insurance Company Project) Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.02%, 1/07/16 (a)(b)(c)	600	600,000

		700,000
Florida — 1.0%
Escambia County Health Facilities Authority RB (Azalea Trace Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.06%, 1/04/16 (a)	1,010	1,010,000
Illinois — 6.3%
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2007A-2 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/07/16 (a)	3,000	3,000,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 1/07/16 (a)	515	515,000
Illinois Finance Authority ROC RB Series 2014RR-14078 VRDN (Citibank N.A. SBPA), 0.02%, 1/07/16 (a)(b)(c)	3,000	3,000,000

		6,515,000
Indiana — 1.9%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.01%, 1/07/16 (a)	1,800	1,800,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 1/07/16 (a)(b)(c)	170	170,000

		1,970,000

Municipal Bonds	Par (000)	Value
Iowa — 7.2%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.11%, 1/07/16 (a)	$7,200	$7,200,000
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.01%, 1/04/16 (a)	300	300,000

		7,500,000
Kansas — 0.2%
Burlington Enviromental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 1/07/16 (a)	200	200,000
Louisiana — 2.4%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.01%, 1/04/16 (a)	1,000	1,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.01%, 1/07/16 (a)	1,000	1,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.01%, 1/07/16 (a)	500	500,000

		2,500,000
Maryland — 0.9%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 1/07/16 (a)	750	750,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II- R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 1/07/16 (a)(b)	220	220,000

		970,000
Massachusetts — 2.7%
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.04%, 1/07/16 (a)(b)(c)	1,920	1,920,000
Massachusetts Health & Educational Facilities Authority RB (Williams College Project) Series 2006K MB, 5.00%, 7/01/16	200	204,595
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16 (d)	700	700,000

		2,824,595
Michigan — 1.7%
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.02%, 1/04/16 (a)	1,240	1,240,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.11%, 1/07/16 (a)	500	500,000

		1,740,000
Minnesota — 0.3%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 1/07/16 (a)(b)(c)	100	100,000

6	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Minnesota (continued)
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2015G AMT VRDN (Royal Bank of Canada SBPA), 0.01%, 1/07/16 (a)	$200	$200,000

		300,000
Mississippi — 3.6%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 1/04/16 (a)	3,505	3,505,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011A VRDN (Chevron Corp. Guaranty), 0.01%, 1/04/16 (a)	200	200,000

		3,705,000
Nebraska — 0.2%
Nebraska Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF2206 VRDN (Citibank N.A. Liquidity Facility), 0.01%, 1/07/16 (a)(b)(c)	200	200,000
New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority RB (Dartmouth College Project) Series 2003 VRDN (U.S. Bank N.A. SBPA), 0.01%, 1/07/16 (a)	1,000	1,000,000
New Jersey — 2.8%
Dumont GO Series 2015 MB, 1.50%, 6/23/16	330	331,471
Hasbrouck Heights GO Series 2015 BAN, 1.00%, 3/24/16	130	130,164
Mendham Township GO Series 2015 BAN, 1.25%, 5/20/16	1,600	1,604,767
Montville Township GO Series 2015 BAN, 1.50%, 10/07/16	100	100,677
Mount Laurel Township GO Series 2015C BAN, 1.25%, 3/10/16	400	400,619
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	100	100,145
Park Ridge GO Series 2015 BAN, 1.50%, 10/07/16	140	140,948
Upper Saddle River GO Series 2015 BAN, 1.00%, 2/19/16	160	160,122

		2,968,913
New York — 6.4%
East Williston Union Free School District GO Series 2015 TAN (State Aid Withholding Insurance), 1.50%, 6/28/16	500	502,350
Manhasset Union Free School District GO Series 2015 TAN (State Aid Withholding Insurance), 1.50%, 6/21/16	500	502,231
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.01%, 1/04/16 (a)	200	200,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.01%, 1/04/16 (a)	1,000	1,000,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.01%, 1/07/16 (a)	2,700	2,700,000
Ossining Village GO Series 2015 MB, 1.50%, 9/30/16	140	140,923
Roslyn Union Free School District GO Series 2015 BAN (State Aid Withholding Insurance), 2.00%, 9/23/16	500	504,313
Sayville Union Free School District GO Series 2015 BAN (State Aid Withholding Insurance), 1.50%, 9/29/16	500	503,101

Municipal Bonds	Par (000)	Value
New York (continued)
Sewanhaka Central High School District of Elmont GO Series 2015 TAN, 1.50%, 6/24/16	$300	$301,463
West Hempstead Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	300	301,433

		6,655,814
North Carolina — 2.2%
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.04%, 1/07/16 (a)(b)	845	845,000
Guilford County GO (Public Improvement Project) Series 2010 MB, 5.00%, 8/01/16	250	256,675
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.02%, 1/07/16 (a)(b)(c)	180	180,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.01%, 1/07/16 (a)	1,000	1,000,000

		2,281,675
Ohio — 9.9%
Clark County GO Series 2015 BAN, 1.00%, 5/25/16	700	701,772
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008B VRDN, 0.01%, 1/07/16 (a)	3,800	3,800,000
Licking County GO (Bridge Improvements Project) Series 2015 BAN, 2.00%, 5/31/16	400	402,584
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	500	500,619
Ohio GO (Common Schools Project) Series 2005B VRDN, 0.01%, 1/07/16 (a)	400	400,000
Ohio HFA MRB (Residential Mortgage-Backed Securities Program Project) Series 2007E AMT VRDN (Fannie Mae Insurance, Federal National Mortgage Assoc. Insurance, Ginnie Mae Insurance, JPMorgan Chase N.A. SBPA), 0.02%, 1/07/16 (a)	1,900	1,900,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/04/16 (a)	1,400	1,400,000
Ohio University RB Series 2008 VRDN, 0.01%, 1/07/16 (a)	1,200	1,200,000

		10,304,975
Pennsylvania — 2.0%
Lancaster Industrial Development Authority RD Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 1/07/16 (a)	720	720,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 1/07/16 (a)	430	430,000
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.02%, 1/07/16 (a)	205	205,000
York County IDRB (York Sheet Metal, Inc. Project) Series 1998 VRDN (Wachovia Bank N.A. LOC), 0.26%, 1/07/16 (a)	705	705,000

		2,060,000
Rhode Island — 0.3%
Cumberland GO Series 2015-1 TAN, 1.50%, 6/09/16	300	301,344

BLACKROCK FUNDS	DECEMBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Tennessee — 0.1%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.06%, 1/07/16 (a)	$110	$110,000
Texas — 9.1%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.13%, 1/07/16 (a)(b)(c)	800	800,000
Fort Worth Water & Sewer System RB Series 2014 MB, 3.00%, 2/15/16	100	100,308
Garland Independent School District GO Series 2015B MB, 2.00%, 2/15/16	1,500	1,503,172
Gulf Coast IDRB (Exxon Mobil Project) Series 2012 VRDN, 0.01%, 1/04/16 (a)	800	800,000
Nashville & Davidson County Water & Sewer RB TECP, 0.10%, 1/20/16	2,000	2,000,000
North Texas Tollway Authority RB (First Tier Project) Series 2008E-3 MB, 5.75%, 1/01/16	650	650,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources Project) Series 2005 VRDN (Flint Hills Resources LLC Guaranty), 0.16%, 1/07/16 (a)	1,500	1,500,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.01%, 1/07/16 (a)	10	10,000
Texas Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2201 VRDN (Citibank N.A. Liquidity Facility), 0.01%, 1/07/16 (a)(b)(c)	100	100,000
University of Texas Series A TECP, 0.03%, 3/04/16	2,010	2,010,000

		9,473,480
Utah — 5.4%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.02%, 1/07/16 (a)	1,600	1,600,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/04/16 (a)	300	300,000
Murray Hospital RB (IHC Health Services Project) Series 2005C VRDN (Northern Trust Corp. SBPA), 0.01%, 1/04/16 (a)	700	700,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.02%, 1/07/16 (a)(b)(c)	3,050	3,050,000

		5,650,000

Municipal Bonds	Par (000)	Value
Virginia — 2.8%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 VRDN (SunTrust Bank LOC), 0.09%, 1/07/16 (a)	$300	$300,000
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.19%, 7/28/16 (a)	800	800,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.01%, 1/07/16 (a)	1,800	1,800,000

		2,900,000
Washington — 0.4%
Tacoma WA Electric System Revenue RB Series 2013A MB, 5.00%, 1/01/16	400	400,000
Wisconsin — 3.8%
Wisconsin Petroleum Inspection RB TECP, 0.10%, 2/01/16	4,000	4,000,000
Total Municipal Bonds — 81.7%		84,985,796

Closed-End Investment Companies (a)(b)
Multi-State — 4.7%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.09%, 1/07/16	4,900	4,900,000
New Jersey — 3.9%
Nuveen New Jersey Dividend Advantage Municipal Fund, Inc. Series 2014-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.09%, 1/07/16	4,000	4,000,000
Ohio — 0.6%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.10%, 1/07/16	600	600,000
Total Closed-End Investment Companies — 9.2%		9,500,000
Total Investments (Cost — $94,485,796*) — 90.9%		94,485,796
Other Assets Less Liabilities — 9.1%		9,513,033

Net Assets — 100.0%		$103,998,829

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate as of period end.

8	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$94,485,796	—	$94,485,796
[1] See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $11,177,811 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2015	9

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 76.5%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.01%, 1/04/16 (a)	$11,800	$11,800,000
Athens County Port Authority RB (University Housing for Ohio Incorporate Project) Series 2000 VRDN (Barclays Bank PLC LOC), 0.01%, 1/07/16 (a)	1,000	1,000,000
Belmont County GO Series 2015 BAN, 1.50%, 4/22/16	750	752,334
Brecksville GO (Service Center Garage Improvements Project) Series 2015 BAN, 1.00%, 6/15/16	620	621,789
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A VRDN (U.S. Bank N.A. LOC), 0.01%, 1/07/16 (a)	1,380	1,380,000
Butler County GO (Various Purpose Project) Series 2015 BAN, 0.52%, 7/28/16	1,700	1,700,000
Clark County GO Series 2015 BAN, 1.00%, 5/25/16	1,200	1,203,038
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.02%, 1/07/16 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.02%, 1/07/16 (a)	3,985	3,985,000
Cleveland-Cuyahoga County Port Authority RB (89th Garage Project) Series 2007 VRDN (JP Morgan Chase Bank N.A. LOC), 0.01%, 1/07/16 (a)	5,715	5,715,000
Cleveland-Cuyahoga County Port Authority RB (Various Space Buildings 1&3 LLC Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 1/07/16 (a)	2,915	2,915,000
Columbus GO (Sanitary Sewer Project) Series 2006-1 VRDN, 0.01%, 1/07/16 (a)	7,900	7,900,000
Columbus GO Series 2011A MB, 5.00%, 7/01/16	3,225	3,301,041
Columbus GO Series 2012B MB, 5.00%, 2/15/16	455	457,426
Columbus Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Program) Series 2006 VRDN (U.S. Bank N.A. LOC), 0.03%, 1/07/16 (a)	1,155	1,155,000
Columbus Regional Airport Authority RB (Capital Funding Pooled Financing Program Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.03%, 1/07/16 (a)	770	770,000
Columbus Regional Airport Authority RB (Flightsafety International, Inc. Project) Series 2015 VRDN (Berkshire Hathaway, Inc. Guarantee Agreement), 0.03%, 1/07/16 (a)	7,200	7,200,000
Columbus Regional Airport Authority RB Series 2005 VRDN (U.S. Bank N.A. LOC), 0.03%, 1/07/16 (a)	3,200	3,200,000
Columbus Regional Airport Authority RB Series 2015 VRDN, 0.03%, 1/07/16 (a)	4,540	4,540,000
Columbus Sewerage System RB Series 2008B VRDN, 0.01%, 1/07/16 (a)	1,800	1,800,000
Cuyahoga Community College District RB Series 2009C MB, 4.00%, 2/01/16	100	100,273
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2015 VRDN, 0.01%, 1/07/16 (a)	5,000	5,000,000
Franklin County Hospital RB(Ohio Health-A-Remarket Project) Series 2009 VRDN (Barclays Bank Plc SBPA), 0.01%, 1/07/16 (a)	4,000	4,000,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
Grandview Heights GO Series 2015 BAN, 1.00%, 10/13/16	$1,630	$1,636,900
Hamilton City RB (Multi Family Housing Project) Series 1998B VRDN (Federal Home Loan Bank LOC), 0.15%, 1/07/16 (a)	1,045	1,045,000
Licking County GO (Bridge Improvements Project) Series 2015 BAN, 2.00%, 5/31/16	1,000	1,006,461
Logan County GO Series 2015 BAN, 1.00%, 1/27/16	1,535	1,535,530
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	300	302,067
Marietta City GO (Various Purpose Project) Series 2015 BAN, 1.00%, 5/13/16	1,090	1,091,343
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	800	800,990
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (Barclays Bank PLC SBPA), 0.01%, 1/04/16 (a)	700	700,000
Montgomery County RB (Miami Valley Hospital Project) Series 2011C VRDN (Barclays Bank PLC SBPA), 0.01%, 1/04/16 (a)	3,300	3,300,000
North Randall GO Series 2015 BAN, 1.50%, 9/15/16	2,308	2,323,693
Oakwood Village GO (Various Purposes Project) Series 2015 BAN, 1.38%, 9/22/16	2,622	2,638,774
Ohio Air Quality Development Authority RB (AEP Generation Resources Project) Series 2014 VRDN (Mizuho Bank Ltd. LOC), 0.01%, 1/07/16 (a)	7,000	7,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 1/07/16 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.01%, 1/07/16 (a)	9,955	9,955,000
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.01%, 1/07/16 (a)	5,900	5,900,000
Ohio GO (Infrastructure Improvement Project) Series 2006A MB, 5.00%, 3/01/16	565	569,272
Ohio HFA MRB (Residential Mortgage-Backed Securities Program Project) Series 2007E AMT VRDN (Fannie Mae Insurance, Federal National Mortgage Assoc. Insurance, Ginnie Mae Insurance, JPMorgan Chase N.A. SBPA), 0.02%, 1/07/16 (a)	5,600	5,600,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013B-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/04/16 (a)	3,950	3,950,000
Ohio RB (Mental Health Lease Appropriation Project) Series 2014A MB, 3.00%, 2/01/16	1,750	1,753,795
Ohio State Turnpike Commission RB Series 2009A MB, 3.25%, 2/15/16	145	145,474
Ohio State University RB Series 2014B-2 VRDN, 0.01%, 1/07/16 (a)	3,000	3,000,000
Ohio Turnpike Commission RB Series 1998A MB, 5.50%, 2/15/16	925	930,645
Ohio Water Development Authority RB (Water Development Fresh Water Project) Series 2009A MB, 5.00%, 6/01/16	210	213,967
Sandusky GO Series 2015 BAN, 1.00%, 10/16/16	2,350	2,358,890
Seven Hills GO (Capital Improvement Project) Series 2015 BAN, 1.12%, 7/07/16	3,220	3,230,932

10	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Ohio (continued)
University of Toledo RB Series 2009 MB, 3.50%, 6/01/16	$315	$318,681
Total Municipal Bonds — 76.5%		135,393,315

Closed-End Investment Companies (a)(b)	Par (000)	Value
Ohio — 1.4%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.10%, 1/07/16	$2,400	$2,400,000
Total Investments (Cost — $137,793,315*) — 77.9%		137,793,315
Other Assets Less Liabilities — 22.1%		39,204,241

Net Assets — 100.0%		$176,997,556

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$137,793,315	—	$137,793,315
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $38,973,850 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2015	11

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 84.1%
Beaver County IDRB (FirstEnergy Generation Corp. Project) Series 2008 VRDN (Bank of Nova Scotia LOC), 0.01%, 1/04/16 (a)	$2,625	$2,625,000
Berks County IDA GO (Fleetwood Business Trust Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.03%, 1/07/16 (a)	2,935	2,935,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 1/07/16 (a)	3,650	3,650,000
Bucks County GO Series 2008 MB, 5.00%, 5/01/16	100	101,488
Bucks County IDRB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.01%, 1/07/16 (a)	17,470	17,470,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 1/07/16 (a)(b)(c)	6,485	6,485,000
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 1/07/16 (a)	8,400	8,400,000
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.01%, 1/07/16 (a)	7,350	7,350,000
Delaware County Industrial Development Authority RB (United Parcel Service Project) Series 2015 VRDN, 0.01%, 1/04/16 (a)	10,000	10,000,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Corporate Underlier), 0.03%, 1/07/16 (a)	2,600	2,600,000
Downingtown Area School District GO Series 2009AA MB (State Aid Withholding Insurance), 5.00%, 11/01/16	200	207,509
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.01%, 1/07/16 (a)	2,400	2,400,000
Emmaus General Authority RB (Local Government Project) Series 1989E-25 VRDN (U.S. Bank N.A. LOC), 0.02%, 1/07/16 (a)	100	100,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.01%, 1/07/16 (a)	1,000	1,000,000
Emmaus General Authority RB Series 1989D-24 VRDN (U.S. Bank N.A. LOC), 0.01%, 1/07/16 (a)	7,900	7,900,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.01%, 1/07/16 (a)	14,200	14,200,000
Emmaus General Authority RB Series 2000A VRDN (U.S. Bank NA LOC), 0.02%, 1/07/16 (a)	1,800	1,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 1/07/16 (a)	815	815,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Northern Trust Co. SBPA), 0.01%, 1/04/16 (a)	2,400	2,400,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/04/16 (a)	900	900,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.01%, 1/04/16 (a)	5,100	5,100,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/04/16 (a)	$23,625	$23,625,000
Great Valley School District GO Series 2006 MB (AGM and State Aid Withholding Insurance), 5.00%, 2/15/16	195	196,010
Great Valley School District GO Series 2012 MB (State Aid Withholding Insurance), 3.00%, 2/15/16	415	416,234
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.02%, 1/07/16 (a)	2,405	2,405,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 1/04/16 (a)	1,640	1,640,000
Lancaster IDRB (Purple Cow Partners LLC Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.03%, 1/07/16 (a)	2,725	2,725,000
Lower Merion School District GO Series 2012 MB (State Aid Withholding Insurance), 3.00%, 5/15/16	100	100,974
Lower Moreland Township School District GO Series 2015 MB (State Aid Withholding Insurance), 2.00%, 2/15/16	200	200,387
Montgomery County IDA (Fixed Big Little Associated Project) Series 1999A VRDN (Wells Fargo Bank N.A LOC), 0.20%, 1/07/16 (a)	405	405,000
Muhlenberg School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 2/15/16	825	825,535
Newberry Township GO Series 2012 MB (AGM Insurance), 3.00%, 7/15/16	560	567,701
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 1/07/16 (a)	940	940,000
Northern Lehigh School District GO Series 2015 MB, 2.00%, 3/01/16	380	380,902
Oxford Area School District GO Series 2015 MB (State Aid Withholding Insurance), 1.50%, 2/01/16	300	300,234
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.01%, 1/07/16 (a)(b)(c)	19,785	19,785,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 1/07/16 (a)	370	370,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.04%, 1/07/16 (a)	21,300	21,300,000
Pennsylvania Economic Development Financing Authority RB (Penn Waste, Inc. Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 1/07/16 (a)	1,375	1,375,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 1/07/16 (a)	3,400	3,400,000
Pennsylvania HFA MRB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 1/07/16 (a)(b)(c)	1,750	1,750,000
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.02%, 1/07/16 (a)	355	355,000

12	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania HFA RB Series 2004-82B AMT VRDN (Royal Bank of Canada SBPA), 0.02%, 1/07/16 (a)	$20,015	$20,015,000
Pennsylvania HFA RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.02%, 1/07/16 (a)	100	100,000
Pennsylvania HFA RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.02%, 1/07/16 (a)	12,840	12,840,000
Pennsylvania Higher Educational Facilities Authority RB ( Drexel University Project) Series 2007B VRDN (Wells Fargo Bank N.A) LOC), 0.02%, 1/07/16 (a)	9,760	9,760,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.01%, 1/07/16 (a)	3,870	3,870,000
Pennsylvania Higher Educational Facilities Authority RB Series 2011A MB, 5.00%, 6/15/16	250	254,873
Pennsylvania Higher Educational Facilities Authority RB Series 2015AQ MB, 5.00%, 6/15/16	1,880	1,917,104
Pennsylvania Housing Finance Agency RB Series 2005-91B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.02%, 1/07/16 (a)	25,300	25,300,000
Pennsylvania Turnpike Commission RB Series 2015A-2 MB, 0.16%, 5/01/16 (d)	7,500	7,500,000
Philadelphia Airport RB Series 2010D MB, 5.00%, 6/15/16	550	560,620
Philadelphia Gas Works RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.01%, 1/07/16 (a)	18,900	18,900,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.01%, 1/07/16 (a)	26,000	26,000,000
Philadelphia GO Series 2015A TRAN, 2.00%, 6/30/16	8,000	8,066,712
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/04/16 (a)	4,000	4,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002A VRDN (JPMorgan Chase Bank SBPA), 0.01%, 1/04/16 (a)	3,000	3,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/04/16 (a)	1,100	1,100,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 1/04/16 (a)	500	500,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Philadelphia School District GO Series 2011 VRDN (State Aid Withholding Insurance, Royal Bank of Canada LOC), 0.01%, 1/07/16 (a)	$21,000	$21,000,000
Philadelphia Water & Waste Water RB Series 2010A MB, 5.00%, 6/15/16	8,535	8,713,323
Radnor Township School District GO Series 2014 MB (State Aid Withholding Insurance), 2.00%, 10/01/16	530	536,573
Southeastern Pennsylvania Transportation Authority RB Series 2010 MB, 5.00%, 3/01/16	1,000	1,007,411
Southern Lehigh School District GO Series 2013A MB, 3.00%, 9/01/16	350	355,916
Swarthmore Borough Authority RB Series 2011B MB, 3.00%, 9/15/16	100	101,765
University of Pittsburgh Series 07-8 TECP, 0.05%, 2/15/16	4,950	4,950,000
University of Pittsburgh Series B-2 TECP, 0.05%, 2/17/16	6,000	6,000,000
Warwick School District GO Series 2015 MB (State Aid Withholding Insurance), 1.50%, 2/15/16	1,940	1,942,430
Western Westmoreland Municipal Authority Sewer RB Series 2015A MB (AGM Insurance), 0.50%, 10/15/16	610	610,000
Williamsport Municipal Water Authority RB Series 2010AA-1 MB (AGM Insurance), 3.00%, 1/01/16	585	585,000
York County IDA RB (Interstate 495 Leasing Project) Series 2000 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 1/07/16 (a)	835	835,000
Total Municipal Bonds — 84.1%		371,823,701

Closed-End Investment Companies (a)(b)
Pennsylvania — 3.6%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2014-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.11%, 1/07/16	5,000	5,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.11%, 1/07/16	11,000	11,000,000
Total Closed-End Investment Companies — 3.6%		16,000,000
Total Investments (Cost — $387,823,701*) — 87.7%		387,823,701
Other Assets Less Liabilities — 12.3%		54,633,329

Net Assets — 100.0%		$442,457,030

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate as of period end.

BLACKROCK FUNDS	DECEMBER 31, 2015	13

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$387,823,701	—	$387,823,701
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $54,505,637 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

14	BLACKROCK FUNDS	DECEMBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M . Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	February 23, 2016